UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Little Meadow Corp.
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-6484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            President
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner              New York, New York                  05/11/01
[Signature]                           [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                          2*

Form 13F Information Table Value Total:                          $   70.125*
                                                                  -------------
                                                                   (thousands)


*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:  None




                                                   Form 13F Information Table
                                         Name of Reporting Manager: Little Meadow Corp.

    COLUMN 1      COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7               COLUMN 8
                                                                                                             Voting Authority
                                            VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER
  NAME OF ISSUER  TITLE OF CLASS CUSIP      (x$1000) PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE        SHARED   NONE


New Valley Corp.  WT EXP 061404  649080116   .125     1,000   WT                      Sole        1,000

New Valley Corp.  Com Par $.01   649080504     70    20,000   SH                      Sole       20,000



Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.